Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2023
Convertible Notes Payable [Member]
Convertible Notes (Tables) [Line Items]
Schedule of Conversion of Convertible Notes	The fair value of the convertible note is calculated using the binomial tree model based on probability of remaining as straight debt using discounted cash flow with the following assumptions
February 9, 2022-May 25, 2022
Risk-free interest rate	0.53-0.91%
Expected life	0.20-0.48 year
Discount rate	9.33-11.22%
Expected volatility	80.48-143.72%
Expected dividend yield	0%
Fair value	$2,261,270
The fair value of the conversion note was assessed at $1,534,654 upon conversion based on the binomial model assessed by the independent valuation firm.
November 8, 2022- December 24, 2022
Risk-free interest rate	4.66-4.72%
Expected life	0.70-0.83 year
Discount rate	1137-11.72%
Expected volatility	99.91-103.93%
Expected dividend yield	0%
Fair value	$1,534,654

The fair value of the conversion note was assessed at $3,128,453 upon conversion based on the binomial model assessed by the independent valuation firm.
January 10, 2023-February 3, 2023
Risk-free interest rate	4.75-4.81%
Expected life	0.59-0.65 year
Discount rate	10.96-11.37%
Expected volatility	109.85-113.95%
Expected dividend yield	0%
Fair value	$3,128,453
The fair value of the remaining conversion note was assessed at $5,020,633 as of December 31, 2023 based on the binomial model assessed by the independent valuation firm.
December 31, 2023
Risk-free interest rate	5.25%
Expected life	- year
Discount rate	10.66%
Expected volatility	89.66%
Expected dividend yield	0%
Fair value	$5,020,633